BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Total purchase consideration for the acquisition of the portion of UPI Ativos Moveis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Apr. 20, 2022
Business combination
Total consideration transferred	R$ 5,491,584
Oi UPI Mobile Assets
Business combination
Consideration in cash for the acquisition		R$ 4,884,588
10% retention on the amount paid for the acquisition		488,458
Purchase price, in accordance with the Agreement		5,373,046
Contingent liabilities		110,205
Termination costs		8,333
Total consideration transferred		R$ 5,491,584